Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of the Company's Outstanding PSUs

A continuity schedule of the Company’s outstanding PSUs (assuming a performance factor of 100% is achieved over the performance period) from January 1, 2017 to December 31, 2018 is presented below:

Number of PSUs Outstanding

At January 1, 2017	717,564

Granted	207,220

Dividend equivalent participation	10,304

Paid [1]	(275,439)

Forfeited	(3,050)

At December 31, 2017	656,599

Granted	220,260

Paid [1]	(218,615)

Forfeited	(2,517)

At December 31, 2018	655,727

1)	The PSUs paid out during the period had a performance factor of 0% resulting in a cash disbursement of $Nil.